Risk and Capital Management - Maximum Exposure of Loan Operations and Lease Operations Portfolio Segregated By Business Sector (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 536,091	R$ 497,719
Loan operations and lease operations percentage	100.00%	100.00%
Industry and commerce [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 115,225	R$ 107,201
Loan operations and lease operations percentage	21.50%	21.50%
Services [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 118,435	R$ 114,332
Loan operations and lease operations percentage	22.10%	23.00%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 30,440	R$ 29,047
Loan operations and lease operations percentage	5.70%	5.80%
Individuals [member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 271,991	R$ 247,139
Loan operations and lease operations percentage	50.70%	49.70%